2019 Winter Conference Building & Construction Trades Council of Greater New York Competitive Returns  Union Construction Jobs  Housing Opportunities AFL - CIO HOUSING INVESTMENT TRUST

HIT Overview Mission: Returns · Construction Jobs · Affordable Housing x $5.9 billion investment grade fixed - income portfolio, benchmarked to the Bloomberg Barclays US Aggregate Bond Index x The AFL - CIO Housing Investment Trust (HIT or Trust) is an internally managed mutual fund registered under Investment Company Act of 1940 and in operation since 1984. x 25 out of 26 consecutive years outperforming the benchmark on a gross basis x No principal losses in the past 18 years x 100% union construction requirement 1

x HIT Invested $11.4 billion nationally (in current dollars) since inception in 1984 x Financed 514 projects in 29 states and DC ; $19.4 billion total development investment x $29.4 billion in total economic activity Output Results (1984 - 2018) Total Number of Projects 514 Union Job Creation 169.2 Million Hours Total Housing Units 110,460 (66% affordable) Construction Job Wages $5.8 Billion (2017$) Total Jobs Created 180,870 Total Income Generated $11.5 Billion (2017$) Total Economic Impact $29.4 Billion (2017$) Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimates calculated using an IMPLAN input - out put model based on HIT project data. Projects include those with financing of $133.5 million in New Markets Tax Credits by HIT’s subsidiary, Building America. In 2017 dollars. Current as of December 31, 2018. Features of the HIT: 35 Years of Impact Investing* 2

Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1 Cycle of Sustainable Investment 3

The HIT seeks to offer investors: x Competitive Returns x Low Credit Risk Investment x Diversification x Collateral Benefits ▪ Union Construction Jobs ▪ Affordable Housing ▪ Economic Impact Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments 4 33 Bond Street – Brooklyn HIT Commitment: $38 million Total Development Cost: $341 million Union Job Hours: (estimated) 515,728 Housing Units: 635 1490 Southern Boulevard – Bronx HIT Commitment: $35 million Total Development Cost: $59 million Union Job Hours: (estimated) 456,500 Housing Units: 115 606 West 57 th Street – Manhattan HIT Commitment: $81 million Total Development Cost: $537 million Union Job Hours: (estimated) 1,071,847 Housing Units: 948 Electchester Housing – Queens HIT Commitment: $49 million Total Development Cost: $49 million Union Job Hours: (estimated) 351,900 Housing Units: 2,399

Over the next 5 years, we will work to further differentiate the HIT and offer distinct value to our investors. Seeking to deploy more capital to Impact Investments with the objective of improving returns while creating more union jobs and affordable housing. Combined with renewed efforts to reduce our costs, we believe that the HIT will be positioned for success . Our Vision 5 Penn South Cooperative Manhattan

x Boost deal production and Fund yield x Increase value through efficiency and growth x Create more jobs for members of the local Building Trades x Maintain strategy of overweight to high credit quality multifamily investments while enhancing investment authorities x Organizational changes and discipline to be more cost competitive Strategic Plan 6 Amalgamated Warbasse Brooklyn

x Eligible investors include labor organizations, including health and welfare plans, VEBAs, and other affiliated organizations, and pension plans, including Taft - Hartley and public plans with beneficiaries represented by labor organizations. x 364Taft - Hartley pension plans/labor organizations ▪ $4.39 billion in net assets ▪ 75% total net assets ▪ 278 building trades funds and 86 industrial and service funds; ▪ 42 of these are Health & Welfare plans x 12 public employee plans ▪ $1.50 billion in net assets ▪ 25% total net assets HIT Investor Profile: 376 Investors As of December 31 , 2018 7

HIT Objective and Strategy Objective Strategy Core Competency ▪ Generate competitive risk - adjusted fixed - income total returns . ▪ Encourage the construction of housing, including affordable and workforce housing . ▪ Facilitate employment for union members in the construction trades and related industries . ▪ Specialize in directly sourced multifamily MBS that create jobs and affordable housing. ▪ Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. ▪ Offer diversification benefits to investors. ▪ Construct and manage a portfolio with:  superior credit quality  higher yield  similar interest rate risk relative to the Barclays Aggregate 8

HIT vs. Aggregate: Risk Metrics HIT Barclays HIT Barclays Higher Credit Quality Lower Interest Rate Risk U.S. Government/ Agency/AAA/Cash 95.6% 72.8% Effective Duration 5.57 5.93 A & Below 0.1% 23.6% Convexity 0.08 0.17 Higher Yield Similar Call Risk Current Yield 3.42% 3.19% Call Protected 76% 72% Yield to Worst 3.48% 3.27% Not Call Protected 24% 28% As of December 31, 2018 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . 9

HIT Performance Relative to Benchmark 10 0.58% 2.16% 2.91% 3.86% 0.16% 1.75% 2.48% 3.42% 0.01% 2.06% 2.52% 3.48% 0.93% 1.57% 2.22% 2.74% -2.5% -1.5% -0.5% 0.5% 1.5% 2.5% 3.5% 4.5% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Component Barclays Aggregate Annualized Total Returns vs. Benchmark and AAA Barclays Aggregate Component As of December 31, 2018 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2018 was 0 . 16% , 1 . 75% , 2 . 48% , and 3 . 42% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

x Cooling off — global growth is slowing x Geopolitical risks remain elevated; most notably with the on - going trade conflict between the U.S. and China. x Signs of an economic slowdown have started to appear in the U.S. as well as abroad. x The U.S. Federal Government Shutdown will likely be a drag on economic growth in 2019. x The Federal Reserve cut its 2019 domestic GDP expectations from 2.5% to 2.3%. x The IMF has cut global growth expectations from 3.7% to 3.5% in 2019. x Despite low unemployment in the U.S., inflation and inflation expectations are at or below the Federal Reserve target of 2%. x Expectations in the market are for the FOMC to remain patient and data dependent in its monetary policy actions. x We believe the HIT is positioned well amid heightened market volatility and the threat of a global economic slowdown given our diversification away from corporate credit and overweight to Agency / AAA credit relative to the benchmark. Macro Outlook 11 Source: IMF, Federal Reserve

Economic, demographic and fundamental trends continued to support the multifamily market in 2018. x Strong job growth and an increase in household formation, up at an annual rate of 2.3 million in the third quarter, supported the sector. x In addition, rental vacancy rates remained below 5%, despite high levels of new supply in some markets and lower net absorption in the fourth quarter of the year. x Rent growth continued to increase nationally, showing an increase of 4.2% annually in 2018 and U.S. commercial property prices rose 8.2% through November of 2018. x Still difficult to access mortgage credit for some single family home buyers. x There is an affordability crisis in almost every metro market. Strong Demand for Multifamily Housing 12 Source: Bloomberg and 2019 Outlook: Freddie Mac Multifamily Research Center As of December 31, 2018, unless otherwise noted

HIT: Reinvesting in Union Assets The AFL - CIO Housing Investment Trust (HIT) is helping refinance and rehabilitate the historic Penn South Cooperative in midtown Manhattan. The 10 - building residential development occupies 12 blocks and has 2,820 units as well as schools, retail and commercial services, gardens and a power plant. The HIT funding supports the replacement of heating, ventilation and air conditioning (HVAC) systems in all ten buildings, along with remediation of asbestos from the walls and other improvements. HIT financing was also used to restructure existing debt to maintain affordability. ▪ Year Built: 1962 ▪ Units: 2,820 (100% Affordable) ▪ Union Sponsor: International Ladies’ Garment Workers Union ▪ Total HIT Investment: $ 267,000,000 PENN SOUTH COOPERATIVE MANHATTAN, NY 13

HIT: Reinvesting in Union Assets ELECTCHESTER, QUEENS, NY AMALGAMATED WARBASSE, BROOKLYN, NY Amalgamated Warbasse Houses, located in the Brighton - Coney Island neighborhood was built as a Mitchell - Lama Cooperative. Experiencing damage in Hurricane Sandy in 2012, the HIT provided an $89 million bridge loan to allow the coop to repair its electrical distribution system and replenish its capital reserves. The HIT had provided financing for the project twice before in 1996 and 2003, improving the quality of life for long - time residents, many of whom are union families. ▪ Year Built: 1960 ▪ Units: 2,585 ▪ Union Sponsor: Amalgamated Clothing Workers ▪ HIT Investment: $89,000,000 Electchester Housing Companies were established in 1940 by Harry Van Arsdale , Jr. The residential development was built in order to provide quality affordable housing for members of IBEW Local 3 as well as to create union construction jobs in the post - World War II era. Major capital improvements were made including electrical repairs, façade and roofing work, and upgrades to plumbing and sprinkler systems. ▪ Year(s) Built: 1953 and 1966 ▪ Units: 2,399 (100% Affordable) ▪ Union Sponsor: International Brotherhood of Electrical Workers (IBEW) Local 3 ▪ HIT Investment: $49,000,000 14

*Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimates calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. Initiative Number of Investments Total Housing Units Low/Mod or Workforce Units Hours of Construction Work HIT Investment Estimated Value Total 55 36,781 34,689 (94%) 14,011,000 $1.3 billion $6.9 billion AFL - CIO Housing Investment Trust 15

AFL - CIO Housing Investment Trust CONTACT US Chang Suh, CFA, CEO, Co - Chief Portfolio Manager Thalia Lankin, Chief Operating Officer Lesyllee White, Chief Marketing Officer 2401 Pennsylvania Ave, NW, Suite 200 Washington, DC 20037 www.aflcio - hit.com +1 202 - 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind.